Note payable (Details Narrative) - Paycheck Protection Program [Member]	1 Months Ended
Apr. 30, 2020 USD ($)
Debt Instrument [Line Items]
Proceeds from loans	$ 481,977
Debt instrument, maturity date	Apr. 30, 2022
Debt instrument, interest rate	1.00%